FINANCIAL INSTRUMENTS (Details 6) - URUGUAY - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financials Instruments [Line items]
Net derivative financial liabilities	$ 571	$ (613)
Forward contract One [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	Banco Santander Uruguay	Banco Santander Uruguay
Nominal amount of hedging instrument	$ 8,070	$ 14,880
Net derivative financial liabilities	$ (182)	$ (586)
Forward contract Two [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	HSBC Uruguay	HSBC Uruguay
Nominal amount of hedging instrument	$ 12,915	$ 11,610
Net derivative financial liabilities	$ (264)	$ (56)
Forward contract Three [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD	UYUUSD
Name of the institution	Citibank U.K.	Citibank U.K.
Nominal amount of hedging instrument	$ 1,500	$ 4,425
Net derivative financial liabilities	$ (101)	$ 29
Forward contract Four [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	UYUUSD
Name of the institution	Banco Itaú Uruguay
Nominal amount of hedging instrument	$ 3,710
Net derivative financial liabilities	$ (4)
Forward contract Five [Member]
Disclosure Of Financials Instruments [Line items]
Description of exchange rate translation	EURUSD
Name of the institution	Citibank U.K.
Nominal amount of hedging instrument	$ 833
Net derivative financial liabilities	$ (20)